Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]

Note 8 — Stockholders’ Equity (Deficit)

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the board of directors out of legally available funds. Upon the liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Amendment to Certificate of Incorporation

On March 26, 2014, the Company’s board of directors and stockholders approved the Second Amended and Restated Certificate of Incorporation which increased the authorized shares to 60,000,000 of which 10,000,000 shares are designated as preferred stock. In addition, a special meeting of stockholders can only be called by the Chairman, Chief Executive Officer, President or the majority of the board of directors and shall be limited to matters relating to the purpose or purposes stated in the notice of meeting. Any actions required, as a result of a special stockholder meeting, can only be taken upon the vote of the stockholders and not by written consent. The stockholders empowered the board of directors at any time prior to the effectiveness of the filing of this Second Amendment and Restated Certificate to abandon the proposed amendment.

Initial Public Offering

The registration statement for the Company’s IPO was declared effective on March 27, 2014. On April 2, 2014, the Company consummated the Public Offering of 4,600,000 shares of common stock (including 600,000 shares issued pursuant to the over-allotment option granted to the underwriter) at $6.00 per share and received from the underwriter net proceeds of $25,214,596 (net of underwriter’s discount of $2,208,000 and underwriter offering expenses of $177,404). The Company incurred additional offering expenses of $430,745, yielding net proceeds from the IPO of $24,783,851.

IPO Underwriter Warrant

Simultaneous with the funding of the IPO, the Company issued to the underwriter a warrant to purchase 460,000 shares of common stock (“IPO Underwriter Warrant”) at an exercise price of $7.50 per share with an expiration date of April 2, 2024. The IPO underwriter warrant was recorded net of the proceeds from the IPO.

Sale of Common Stock

The Company entered into a stock purchase agreement dated March 7, 2014, under which a strategic investor (“Strategic Investor”) agreed to purchase 210,527 shares of our common stock $0.0001 par value for gross proceeds of $1,000,000. On April 4, 2014, the Company issued 210,527 shares of common stock upon the receipt of the proceeds of $1,000,000 ($300,000 received on March 27, 2014, $700,000 received on April 4, 2014). In connection with this sale, the Company paid a commission of $100,000 to MDB. The shares issued are subject to a one year lock-up and a one year voting control agreement.

Note 9 — Stockholders’ Deficiency

Authorized Capital

The holders of the Company’s common stock are entitled to one vote per share. Holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the board of directors out of legally available funds. Upon the liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Series AA Preferred Stock

During the period from October 30, 2012 (inception) through May 9, 2013, the Company was authorized to issue shares of its Series AA Preferred Stock. The Series AA Preferred Stock ranked senior to the Company’s common stock. The Series AA Preferred Stock was subordinate and ranked junior to all indebtedness of the Company. No shares of the Series AA Preferred Stock were ever issued.

Common Stock Issued

On November 8, 2012, the Company sold 1,924,813 shares of its common stock at a price of approximately $.0052 per share and representing aggregate proceeds of $10,000 to DvineWave Holdings LLC, an entity formed by the parents of Michael Leabman, the Company’s founder and prior to September 30, 2013, also its President and its Chief Technology Officer, to make an investment in the Company.
On January 28, 2013, Company sold 80,201 shares of its common stock to Michael Leabman at a price of approximately $.0052 per share for aggregate proceeds of $417.
On March 4, 2013, the Company sold 668,337 shares of its common stock at a price of $0.24 per share to Absolute Ventures LLC, an affiliate of Mr. Greg Brewer, one of the Company’s directors for aggregate proceeds of $160,000.
On May 7, 2013, the Company sold 20,050 shares of its common stock at a price of $0.24 per share to MS Investments, an affiliate of one of the company’s legal firms, Much Shelist, P.C. for aggregate proceeds of $4,800.